Segments and Disaggregated Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Segments and Disaggregated Revenue [Abstract]
Schedule of Segment Reporting	Segments and Disaggregated Revenue
	Construction	Medical	Development	Corporate and support	Consolidated
Nine Months Ended September 30, 2023
Revenue	$14,566,351	$—	$—	$—	$14,566,351
Cost of revenue	15,138,225	—	—	—	15,138,225
Operating expenses	68,384	139,135	1,801,364	9,265,290	11,274,173
Operating loss	(640,258)	(139,135)	(1,801,364)	(9,265,290)	(11,846,047)
Other income (expense)	(56,796)	—	(814,601)	34,346	(837,051)
Income (loss) before income taxes	(697,054)	(139,135)	(2,615,965)	(9,230,944)	(12,683,098)
Net income attributable to non-controlling interest	—	—	—	—	—
Net income (loss) attributable to common stockholders of Safe & Green Holdings Corp.	$(697,054)	$(139,135)	$(2,615,965)	$(9,230,944)	$(12,683,098)

Total assets	$7,111,643	$4,581	$11,652,465	$6,565,385	$25,334,074
Depreciation and amortization	$146,917	$—	$208,412	$1,391,743	$1,747,072
Capital expenditures	$—	$—	$—	$530,055	$530,055
	Construction	Medical	Development	Corporate and support	Consolidated
Nine Months Ended September 30, 2022
Revenue	$8,648,873	$11,640,953	$—	$—	$20,289,826
Cost of revenue	8,689,924	8,506,681	—	—	17,196,605
Operating expenses	399,911	52,336	1,313,196	4,738,928	6,504,371
Operating income (loss)	(440,962)	3,081,936	(1,313,196)	(4,738,928)	(3,411,150)
Other income (expense)	487,339	—	(173,726)	33,518	347,131
Income (loss) before income taxes	46,377	3,081,936	(1,486,922)	(4,705,410)	(3,064,019)
Net income attributable to non-controlling interest	—	1,522,101	—	—	1,522,101
Net income (loss) attributable to common stockholders of Safe & Green Holdings Corp.	$46,377	$1,559,835	$(1,486,922)	$(4,705,410)	$(4,586,120)

Total assets	$11,442,445	$2,191,019	$8,947,444	$6,376,008	$28,956,916
Depreciation and amortization	$429,056	$40,230	$—	$—	$469,286
Capital expenditures	$1,094,222	$—	$893,785	$8,193	$1,996,200
Inter-segment revenue elimination	$—	$—	$—	$—	$—

	Construction	Medical	Development	Corporate and support	Consolidated
Three Months Ended September 30, 2023
Revenue	$3,965,361	$—	$—	$—	$3,965,361
Cost of revenue	4,501,393	—	—	—	4,501,393
Operating expenses	(108,603)	138,240	583,987	1,825,464	2,439,088
Operating loss	(427,429)	(138,240)	(583,987)	(1,825,464)	(2,975,120)
Other income (expense)	(308,988)	—	(339,556)	15,530	(633,014)
Income (loss) before income taxes	(736,417)	(138,240)	(923,543)	(1,809,934)	(3,608,134)
Net income attributable to non-controlling interest	—	—	—	—	—
Net income (loss) attributable to common stockholders of Safe & Green Holdings Corp.	$(736,417)	$(138,240)	$(923,543)	$(1,809,934)	$(3,608,134)

Total assets	7,111,643	4,581	11,652,465	6,565,385	25,334,074
Depreciation and amortization	$53,147	$—	$121,706	$432,707	$607,560
Capital expenditures	$—	$—	$3,805	$526,252	$530,057
	Construction	Medical	Development	Corporate and support	Consolidated
Three Months Ended September 30, 2022
Revenue	$2,692,519	$1,437,738	$—	$—	$4,130,257
Cost of revenue	2,693,451	1,601,980	—	—	4,295,431
Operating expenses	192,266	25,271	436,798	1,582,677	2,237,012
Operating income (loss)	(193,198)	(189,513)	(436,798)	(1,582,677)	(2,402,186)
Other income (expense)	(3,563)	—	(52,157)	9,755	(45,965)
Income (loss) before income taxes	(196,761)	(189,513)	(488,955)	(1,572,922)	(2,448,151)
Net income attributable to non-controlling interest	—	(94,568)	—	—	(94,568)
Net income (loss) attributable to common stockholders of Safe & Green Holdings Corp.	$(196,761)	$(94,945)	$(488,955)	$(1,572,922)	$(2,353,583)

Total assets	11,442,445	2,191,019	8,947,444	6,376,008	28,956,916
Depreciation and amortization	$142,301	$13,410	$2,157	$—	$157,868
Capital expenditures	$244,201	$—	$—	$—	$244,201

	Construction	Medical	Development	Corporate/ Support	Consolidated
Fiscal Year Ended December 31, 2022
Revenue	$12,752,219	$11,641,727	$—	$—	$24,393,946
Operating income (loss)	(472,039)	2,588,830	(2,137,866)	(7,208,895)	(7,229,970)
Other income (expense)	373,300	—	(306,393)	73,821	140,728
Income (loss) before income taxes	(98,739)	2,588,830	(2,444,259)	(7,135,074)	(7,089,242)
Less: Net income (loss) attributable to non-controlling interest	—	1,229,806	—	—	1,229,806
Net income (loss) attributable to common stockholders of Safe & Green Holdings Corp.	$(98,739)	$1,359,024	$(2,444,259)	$(7,135,074)	$(8,319,048)
Total assets	$11,287,672	$291,542	$9,268,918	$5,707,548	$26,555,680
Depreciation and amortization	$574,961	$40,230	$—	$—	$615,191
Capital expenditures	$1,858,054	$—	$893,785	$8,193	$2,760,032

Fiscal Year Ended December 31, 2021
Revenue	$6,793,690	$31,548,012	$—	$—	$38,341,702
Operating income (loss)	(7,041,313)	8,405,332	(203,078)	(7,143,792)	(5,982,851)
Other income (expense)	5,163	(9,878)	(55)	79,248	74,478
Income (loss) before income taxes	(7,036,150)	8,395,454	(203,133)	(7,064,544)	(5,908,373)
Net income (loss) attributable to non-controlling interest	—	4,924,303	—	—	4,924,303
Net income (loss) attributable to common stockholders of Safe & Green Holdings Corp.	$(7,036,150)	$3,471,151	$(203,133)	$(7,064,544)	$(10,832,676)
Total assets	$12,274,536	$5,884,098	$8,053,885	$8,711,499	$34,924,018
Depreciation and amortization	$351,795	$240,266	$—	$13,345	$605,406
Capital expenditure	$886,504	$362,122	$3,576,130	$—	$4,824,756